Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2014	Mar. 31, 2014	Sep. 06, 2013	Sep. 05, 2013
Statement of Financial Position [Abstract]
Common Stock, Par Value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	37,503,000,000	37,503,000,000	37,503,000,000	90,000,000
Common Stock, Issued	422,414,231	414,411,438
Preferred Stock, Par Value	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Preferred Stock, Issued	6,000,000	6,000,000